INDEPENDENT BANK CORPORATION (PARENT COMPANY ONLY) FINANCIAL INFORMATION (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ASSETS [Abstract]
Cash and due from banks	$ 56,006	$ 53,295
Interest bearing deposits - time	0	350
Accrued income and other assets	62,456	44,823
Total Assets	4,204,013	3,564,694
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debt	39,281	0
Subordinated debentures	39,524	39,456
Accrued expenses and other liabilities	68,319	49,696
Shareholders' equity	389,522	350,169	$ 338,994	$ 264,933
Total Liabilities and Shareholders' Equity	4,204,013	3,564,694
OPERATING INCOME [Abstract]
Interest income	139,829	148,928	130,773
OPERATING EXPENSES [Abstract]
Interest expense	16,217	26,347	17,491
Income Before Income Tax	69,481	57,760	49,133
Income tax benefit	13,329	11,325	9,294
Net Income	56,152	46,435	39,839
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net Income	56,152	46,435	39,839
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES [Abstract]
Deferred income tax (benefit) expense	(2,130)	1,088	9,294
Share based compensation	1,980	1,854	1,731
(Increase) decrease in accrued income and other assets	(8,477)	(6,573)	(4,890)
Increase in accrued expenses and other liabilities	10,175	12,113	240
Total Adjustments	2,021	(12,455)	5,082
Net Cash From Operating Activities	58,173	33,980	44,921
CASH FLOW FROM (USED IN) INVESTING ACTIVITIES [Abstract]
Maturity of interest bearing deposits - time	350	250	3,728
Acquisition of business, less cash received	0	0	23,516
Net Cash Used in Investing Activities	(553,397)	(181,642)	(183,367)
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES [Abstract]
Proceeds from issuance of subordinated debt, net of issuance costs	39,236	0	0
Dividends paid	(17,618)	(16,554)	(14,055)
Proceeds from issuance of common stock	15	284	267
Share based compensation withholding obligation	(755)	(882)	(1,467)
Repurchase of common stock	(14,231)	(26,284)	(12,681)
Net Cash From Financing Activities	548,625	142,722	153,952
Cash and Cash Equivalents at Beginning of Year	65,304
Cash and Cash Equivalents at End of Year	118,705	65,304
Parent Company [Member]
ASSETS [Abstract]
Cash and due from banks	10,466	10,505
Interest bearing deposits - time	40,000	10,000
Investment in subsidiaries	418,465	369,861
Accrued income and other assets	805	463
Total Assets	469,736	390,829
LIABILITIES AND SHAREHOLDERS' EQUITY [Abstract]
Subordinated debt	39,281	0
Subordinated debentures	39,524	39,456
Accrued expenses and other liabilities	684	575
Shareholders' equity	390,247	350,798
Total Liabilities and Shareholders' Equity	469,736	390,829
OPERATING INCOME [Abstract]
Dividends from subsidiary	24,000	29,000	33,500
Interest income	99	230	160
Other income	42	61	56
Total Operating Income	24,141	29,291	33,716
OPERATING EXPENSES [Abstract]
Interest expense	2,893	2,104	1,924
Administrative and other expenses	733	655	748
Total Operating Expenses	3,626	2,759	2,672
Income Before Income Tax	20,515	26,532	31,044
Income tax benefit	(937)	(423)	(515)
Income Before Equity in Undistributed Net Income of Subsidiaries	21,452	26,955	31,559
Equity in undistributed net income of subsidiaries	34,700	19,480	8,280
Net Income	56,152	46,435	39,839
CONDENSED STATEMENTS OF CASH FLOWS [Abstract]
Net Income	56,152	46,435	39,839
ADJUSTMENTS TO RECONCILE NET INCOME TO NET CASH FROM OPERATING ACTIVITIES [Abstract]
Deferred income tax (benefit) expense	(34)	1,503	6,620
Share based compensation	89	65	53
Accretion of discount on subordinated debt and debentures	113	68	51
(Increase) decrease in accrued income and other assets	(307)	891	(1,307)
Increase in accrued expenses and other liabilities	109	45	21
Equity in undistributed net income of subsidiaries	(34,700)	(19,480)	(8,280)
Total Adjustments	(34,730)	(16,908)	(2,842)
Net Cash From Operating Activities	21,422	29,527	36,997
CASH FLOW FROM (USED IN) INVESTING ACTIVITIES [Abstract]
Purchases of interest bearing deposits - time	(85,000)	(20,000)	(30,000)
Maturity of interest bearing deposits - time	55,000	35,000	10,000
Acquisition of business, less cash received	0	0	431
Net Cash Used in Investing Activities	(30,000)	15,000	(19,569)
CASH FLOW FROM (USED IN) FINANCING ACTIVITIES [Abstract]
Proceeds from issuance of subordinated debt, net of issuance costs	39,236	0	0
Dividends paid	(17,618)	(16,554)	(14,055)
Proceeds from issuance of common stock	1,907	2,074	1,945
Share based compensation withholding obligation	(755)	(882)	(1,467)
Repurchase of common stock	(14,231)	(26,284)	(12,681)
Net Cash From Financing Activities	8,539	(41,646)	(26,258)
Net Increase (Decrease) in Cash and Cash Equivalents	(39)	2,881	(8,830)
Cash and Cash Equivalents at Beginning of Year	10,505	7,624	16,454
Cash and Cash Equivalents at End of Year	$ 10,466	$ 10,505	$ 7,624